SEXTANT
(Graphic  Omitted)
MUTUAL  FUNDS
July  10,  1998

Fellow  Shareowners:
Japan's recession is deepening. Most other Asian economies are in financial difficulty. Capital has fled, currency values collapsed and interest rates jumped. The solutions appear long and painful. Europe's growth is modest and unemployment is stubbornly high. Deflation may replace inflation at the center of the world's economic worries. Can the US continue as the world's economic anomaly for much longer? NO is the answer - the US economy is not immune to world problems and neither are US markets. Stable prices, a strong currency and continued economic growth persisted for the first half of 1998. So far, the stock market continues up, seemingly ignorant of investment values. As investors, our concerns grow when US trading partners cancel orders and our imports become cheaper. World competition is fierce and US profit margins are under pressure. The easier efficiencies have already been squeezed out of US companies, and skilled labor is short in many areas. Today's high equity valuations remain susceptible to threats from lower growth or earnings. Stock prices fall substantially after company profit warnings or disappointments, making us cautious about today's record high stock valuations. On the other hand, the bond market views today's international problems as bullish for bond prices. Domestic inflation, the main enemy of bond values, is vanquished. Today's choppy economic seas are the rational for our four distinctly different Sextant Funds. Our Sextant Funds employ a "fulcrum" advisory fee structure that rewards or penalizes Saturna Capital for investment results. The four Funds pay increased or decreased monthly advisory fees depending on relative performance over the prior 12 months. For the twelve months ended May 31, 1998 comparative total returns are:
     Sextant  Fund                                                Total Return
     -------------------------------------------------------------------------
vs.  Morningstar                                        Total  Return
 --------------------------------------------------------------------
     Short-Term Bond 6.81% Short-Term Bonds 7.01% Bond Income 15.77% Long-Term Bonds 12.23% Growth 12.18% Domestic Growth 23.16% International 19.81% Foreign Stock 13.96% For the year, we are pleased to report the Bond Income Fund beat its index by a substantial margin. The Sextant Short Term Bond Fund essentially matched its Morningstar peer category. The International Fund also beat its index by an exceptional margin. The Growth Fund's is now under-performing the Morningstar Domestic Growth category after dramatically outperforming in 1997. As a Fund family, Sextant Funds average performance rank places them above 59% of comparable Morningstar ranked Funds. It has been an exciting year so far and we are looking forward to the second half.
Thank  you  for  investing  with  us.
                              RESPECTFULLY,

     NICHOLAS  KAISER,  PRESIDENT          PHELPS  MCILVAINE,  VICE  PRESIDENT
     (Manager,  Sextant  Growth;          (Manager,  Sextant  Bond  Income;
     Sextant  International)          Sextant  Short-Term  Bond)

SEXTANT  SHORT-TERM  BOND  FUND
(GRAPHIC  OMITTED)
(GRAPHIC  OMITTED)
1998  Semi-Annual  Report
May  31,  1998
INVESTMENTS






Rating*  Issuer                                    Percent  Coupon/              Face Amount   Market Value
                                    Maturity
-        AUTO MANUFACTURING (5.1%)
BBB      General Motors                                       9.625% 12/1/2000        100,000        108,200

-        BANKING (11.3%)
A+       Bank of America                                      9.375% 3/01/2001                        53,845
                                                                                       50,000
A-       Bankers Trust-NY                                      9.50% 6/14/2000         75,000         79,537
A        Harris Bank Corp                                      9.375% 6/1/2001        100,000        108,570
                                                                                 ------------  -------------
-        SUB-TOTAL                                                           -        225,000        241,953

-        FINANCE (16.5%)
A-       Aristar                                               6.75% 8/15/2001         95,000         96,121
A        Deluxe Corp                                           8.55% 2/15/2001         50,000         52,735
AA-      Norwest Financial                                     7.25% 3/15/2000        100,000        102,160
A        Travellers Property & Casualty                        6.75% 4/15/2001                       100,780
                                                                                               -------------
                                                                                      100,000
                                                                                 ------------
-        SUB-TOTAL                                                           -                       351,796
                                                                                      345,000

-        ELECTRIC UTILITY (7.5%)
A+       Mississippi Power Co.                                 6.625% 8/1/2000         60,000         59,808
A        Pacific Gas & Electric                                6.75% 12/1/2000        100,000        100,330
                                                                                 ------------  -------------
-        SUB-TOTAL                                                           -        160,000        160,138

-        FOOD (2.5%)
A-       Coca Cola Enterprises                                 7.875% 2/1/2002                        52,790
                                                                                       50,000

-        OIL & GAS (3.60%)
A-       Fina Oil & Chemical                                  6.875% 7/15/2001         75,000         76,369

-        INVESTMENT FINANCE (10.7%)
BBB+     Finovia Capital                                       5.98% 2/27/2001         75,000         74,310
AA-      Merrill Lynch & Co.                                   6.00% 1/15/2001        100,000        100,030
A+       Morgan Stanley                                       9.375% 6/15/2001         50,000         54,070
                                                                                 ------------  -------------
-        SUB-TOTAL                                                           -        225,000        228,410

-        PAPER & PAPER PRODUCTS (4.7%)
A        Westvaco Corporation                                                          90,000        100,485
                                                                9.65% 3/1/2002

-        RETAILING (5.0%)
A        J.C. Penny & Co.                                                             100,000        107,480
                                                                9.05% 3/1/2001

-        TELECOMMUNICATIONS (5.0%)
A        Northern Telecom                                      8.75% 6/12/2001        100,000        107,190

-        TOBACCO (3.7%)
A        Phillip Morris                                        9.25% 2/15/2000         75,000         78,030

-        U.S. GOVERNMENT  (19.1%)
AAA      U.S. Treasury Note                                    6.75% 4/30/2000        100,000        102,063
AAA      U.S. Treasury Note                                    6.25% 4/30/2001        300,000        305,203
                                                                                 ------------  -------------
-        SUB-TOTAL                                                           -        400,000        407,266

-        TOTAL INVESTMENTS (94.7%)                          (Cost = $2,010,805)  $  1,945,000  $   2,020,106
                                                                                 ============  =============
-        Other Assets (net of liabilities) (5.3%)                                                    112,703
                                                                                               -------------
-        TOTAL NET ASSETS (100%)                                                               $   2,132,809
                                                                                               =============

*Ratings  are  the  lesser  of  S&P  or  Moody's

SEXTANT  SHORT-TERM  BOND  FUND
-------------------------------
(Graphic  Omitted)
(Graphic  Omitted)
1998  Semi-Annual  Report1998  Semi-Annual  Report
--------------------------------------------------
FINANCIAL  HIGHLIGHTS
Selected  data  per  share of capital stock outstanding throughout the period:





-                                                      For the Six Months    For the year ended November 30
                                                                             --------------------------------
-                                                      Ended May 31, 1998                               1997
                                                       --------------------  --------------------------------
Net asset value at beginning of period                 $              4.99   $                          5.00
                                                       --------------------  --------------------------------
    Income From Investment Operations
     Net Investment Income                                            0.14                              0.27
     Net gains or losses on securities
           (both realized and unrealized)                             0.02                             (0.01)
                                                       --------------------  --------------------------------
Total From Investment Operations                                      0.16                              0.26
                                                       --------------------  --------------------------------
    Less Distributions
     Dividends (from net investment  income)                         (0.14)                            (0.27)
      Distributions (from capital gains)                              0.00                              0.00
                                                       --------------------  --------------------------------
Total Distributions                                                  (0.14)                            (0.27)
                                                       --------------------  --------------------------------
Net asset value at end of period                       $              5.01   $                          4.99

Total Return                                                          3.16%                             5.45%

Ratios / Supplemental Data
Net assets ($000), end of period                       $             2,133   $                         2,508
Ratio of expenses to average net assets                               0.30%                             0.60%
Ratio of net investment income to average net assets                  2.83%                             5.58%
Portfolio turnover rate                                                 24%                               47%







-                                                      Sept. 28. '95 (incep-

-                                                                        1996   tion) to Nov. 30 '95*
                                                       -----------------------  -----------------------
Net asset value at beginning of period                 $                 5.03   $                 5.00
                                                       -----------------------  -----------------------
    Income From Investment Operations
     Net Investment Income                                               0.25                     0.03
     Net gains or losses on securities
           (both realized and unrealized)                               (0.03)                    0.03
                                                       -----------------------  -----------------------
Total From Investment Operations                                         0.22                     0.06
                                                       -----------------------  -----------------------
    Less Distributions
     Dividends (from net investment  income)                           ($0.25)                  ($0.03)
      Distributions (from capital gains)                                 0.00                     0.00
                                                       -----------------------  -----------------------
Total Distributions                                                     (0.25)                   (0.03)
                                                       -----------------------  -----------------------
Net asset value at end of period                       $                 5.00   $                 5.03

Total Return                                                             4.85%                    1.05%

Ratios / Supplemental Data
Net assets ($000), end of period                       $                2,016   $                  878
Ratio of expenses to average net assets                                  0.85%                    0.23%
Ratio of net investment income to average net assets                     6.30%                    0.68%
Portfolio turnover rate                                                   100%                       0%





 For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to expenses per share in each period would have been $.01,$.02,$.02 and $.007. The increase to the ratio of expenses to average monthly net assets would be .19%,.40%,.52% and .16% respectively. *not annualized





STATEMENT  OF  ASSETS  AND  LIABILITIES
AS  OF  MAY  31,  1998

STATEMENT  OF  ASSETS  AND  LIABILITIES





Assets
    Bond investments (cost $2,010,805)                             $2,020,106
     Cash                                                              70,523
     Interest receivable                                               44,757
                                                                   -----------
              Total Assets                                                  -   $2,135,386
                                                                                ==========

Liabilities
                                                                        2,577
                                                                   -----------
       Other Liabilities
              Total Liabilities                                             -        2,577
                                                                                ----------
Net Assets                                                                       2,132,809
                                                                                ==========

Fund shares outstanding                                                     -      425,887
Analysis of Net Assets
  Paid in capital (unlimited shares     authorized , without par)   2,139,123
     Accumulated net realized gain (loss) on investments              (15,614)
  Unrealized net appreciation on investments                            9,300
                                                                   -----------

    Net Assets applicable to Fund shares outstanding                             2,132,809
                                                                                ==========

Net Asset Value, Offering and Redemption price per share                        $     5.01




SEXTANT  SHORT-TERM  BOND  FUND
-------------------------------
(Graphic  Omitted)
(Graphic  Omitted)
1998  Semi-Annual  Report1998  Semi-Annual  Report
--------------------------------------------------
STATEMENT  OF  OPERATIONS
For  the  six  months  ended  May  31,  1998






INVESTMENT INCOME
  Interest income                                         $ 78,423
Amortization of bond premiums
                                                           (11,876)
  Accretion                                                     47
                                                          ---------
Gross investment income                                          -   $66,594


EXPENSES
  Investment adviser and   administration fee
                                                             6,483
  Professional fees                                          2,285
  Filing and registration fees
                                                               650
  Printing and postage                                         586
  Other expenses                                               379
                                                          ---------
     Total gross expenses                                   10,383
  Less advisory fee waived                                  (4,057)
                                                          ---------
       Net expenses                                              -     6,326
                                                                     -------
  Net investment income                                          -    60,268
                                                                     -------



NET REALIZED GAIN ON INVESTMENTS
   Proceeds from sales                                     919,226
   Less cost of securities sold based on identified cost
                                                           912,310
                                                          ---------
       Realized net gain                                         -     6,916


UNREALIZED GAIN ON INVESTMENTS
   End of period                                             9,300
   Beginning of period                                       5,463
                                                          ---------
        Decrease in unrealized gain for the period               -
                                                                       3,837
                                                                     -------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATION              -
                                                                     $71,021
                                                                     =======



SEXTANT  SHORT-TERM  BOND  FUND
-------------------------------
(Graphic  Omitted)
(Graphic  Omitted)
1998  Semi-Annual  Report
-------------------------
STATEMENT  OF  CHANGES  IN  NET  ASSETS






-                                                          Period Ended    Year Ended
-                                                          May 31, 1998    November 30,1997
                                                           --------------  ------------------
INCREASE IN NET ASSETS                                                 -                   -
Operations:                                                            -                   -
     Net investment Income                                 $      60,268   $         121,445
     Net realized gain (loss) on investments                                          (1,405)
                                                                   6,916
     Net increase in unrealized appreciation                                           1,028
                                                                           ------------------
                                                                   3,837
                                                           --------------
          Net increase  in net assets from operations                                121,068
                                                                           ------------------
                                                                  71,021
                                                           --------------

Dividends to Shareowners from:
                                                                                    (121,530)
     Net investment income                                       (60,268)
                                                                                           -
                                                                           ------------------
     Capital gains distributions                                       -
                                                           --------------
                                                                                    (121,530)
                                                                           ------------------
                                                                 (60,268)
                                                           --------------

Fund Share Transactions:
                                                                                   1,321,409
      Proceeds from sales of shares                              708,178
     Value of shares issued in reinvestment of dividends                             120,427
                                                                           ------------------
                                                                  59,285
                                                           --------------
                                                                                   1,441,836
                                                                 767,463
                                                                                    (949,884)
                                                                           ------------------
      Cost of shares redeemed                                 (1,153,695)
                                                           --------------
Net Increase in net assets from share transactions                                   491,952
                                                                           ------------------
                                                                (386,232)
                                                           --------------
Total increase (decrease) in net assets                                              491,490
                                                                (375,479)

NET ASSETS
     Beginning of period                                                           2,016,798
                                                                           ------------------
                                                               2,508,288
                                                           --------------
                                                                           $       2,508,288
                                                                           ==================
     End of period                                         $   2,132,809
                                                           ==============

Shares of the Fund Sold and Redeemed
     Number of shares sold                                                           265,939
                                                                 141,358
     Number of shares issued in reinvestment of dividends                             24,218
                                                                           ------------------
                                                                  11,832
                                                           --------------
                                                                                     290,157
                                                                 153,190
     Number of shares redeemed                                  (229,833)           (190,167)
                                                           --------------  ------------------
Net Increase (decrease) in
                                                                                      99,190
                                                                           ==================
Number of Shares Outstanding                                     (76,643)
                                                           ==============




SEXTANT  BOND  INCOME  FUNDSEXTANT  BOND  INCOME  FUND
------------------------------------------------------
1998  Semi-Annual  Report
-------------------------
(Graphic  Omitted)
(Graphic  Omitted)
May  31,  1998
INVESTMENTS







INVESTMENTS
RATING       ISSUER                                       COUPON/MATURITY      FACE AMOUNT   MARKET VALUE
-            BANKING (16.2%)
A-           Chase Manhatten-Sub Notes                       7.125% 6/15/2009  $     50,000  $      52,850
A            Citicorp                                        7.25% 10/15/2011        50,000         52,865
A-           Comerica Bank                                   7.125% 12/1/2013        50,000         50,761
AA-          Norwest Financial Inc.                                                  50,000         51,785
                                                                               ------------  -------------
                                                              6.85% 7/15/2009
-            SUB-TOTAL                                                      -       200,000        208,261
-            BEVERAGES (4.6%)
A-           Seagram Co. Ltd                                  8.35% 1/15/2022        50,000         58,640
-            BUILDING (3.8%)
A+           Lowes Corp                                      7.00% 10/15/2023        50,000         49,465
-            ELECTRIC UTILITIES (12.0%)
A+           Alabama Power                                     7.75% 2/1/2023        50,000         51,530
BBB          Commonwealth Edison                               7.50% 7/1/2013        50,000         53,460
A+           Southern California Edison                       6.90% 10/1/2018        50,000         49,410
                                                                               ------------  -------------
-            SUB-TOTAL                                 -                    -       150,000        154,400
-            ELECTRONICS (4.1%)
BBB+         Phillips Electronics                                                    50,000         52,855
                                                              7.25% 8/15/2013
-            FOOD (4.0%)
BBB-         Nabisco Holdings                          -      7.55% 6/15/2015        50,000         51,015
-            INSURANCE (4.2%)
A            Allstate                                  -      7.50% 6/15/2013        50,000         54,475
-            INVESTMENT FINANCE (12.2%)
A            Bear Sterns Co.s Inc.                            7.00% 3/01/2007        50,000         51,985
A            Dean Witter Discover                            6.75% 10/15/2013        50,000         50,515
BBB          Paine Webber Group                              7.625% 2/15/2014        50,000         54,835
                                                                               ------------  -------------
-            SUB-TOTAL                                 -                    -       150,000        157,335
-            MORTGAGE & REAL ESTATE SERVICE (13.3)
AAA          Federal Home Loan Bank                       6.53% due 7/23/2007       165,000        171,930
-            OIL & GAS (3.7%)
A            Taxaco Capital                            -     8.625% 6/30/2010        40,000         48,208
-            PAPER PRODUCTS (4.2%)
BBB-         Georgia Pacific                           -      7.70% 6/15/2015        50,000         53,665
-            RETAILING (8.0%)
A            Gap                                       -      6.90% 9/15/2007        50,000         52,295
BBB+         Rite Aid                                  -     6.875% 8/15/2013        50,000         50,995
                                                                               ------------  -------------
-            SUB-TOTAL                                                              100,000        103,290
-            TELECOMMUNICATIONS (4.0%)
A+           GTE                                       -     6.90% 11/01/2008        50,000         51,635

-            TOTAL INVESTMENTS (94.3%)                 -  Cost = $1,181,157                      1,215,174
                                                                                             -------------
                                                                                  1,155,000
                                                                               ============
-            Other Assets (net of liabilities) (5.7%)  -                    -             -         72,944
                                                                                             -------------

-            Total Net Assets (100%)                   -                    -             -  $   1,288,118
                                                                                             =============


Ratings  are  the  lesser  of  S&P  or  Moody's  (unaudited)

SEXTANT  BOND  INCOME  FUNDSEXTANT  BOND  INCOME  FUND
------------------------------------------------------
1998  Semi-Annual  Report
-------------------------
(Graphic  Omitted)
(Graphic  Omitted)
FINANCIAL  HIGHLIGHTSFINANCIAL  HIGHLIGHTS

Selected  data  per  share of capital stock outstanding throughout the period:




                                                            Six Months        For the year ended November 30    Period 3/1/93
                                                                             --------------------------------  ---------------


                                                       Ended May 31, 1998                               1997             1996
                                                       --------------------  --------------------------------  ---------------
Net asset value at beginning of period                 $              4.83   $                          4.76   $         4.91
                                                       --------------------  --------------------------------  ---------------
     Income from investment operations
     Net investment income                                            0.15                              0.30             0.30
     Net gains or losses on securities
          (both realized and unrealized)                              0.12                              0.07            (0.12)
                                                       --------------------  --------------------------------  ---------------
Total From Investment Operations                                      0.27                              0.37             0.18
                                                       --------------------  --------------------------------  ---------------
      Less distributions
     Dividends (from net investment income)
     Non-taxable                                                         -                                 -                -
     Taxable                                                         (0.15)                            (0.30)           (0.30)
Distributions (from capital gains)                                    0.00                                 -            (0.03)
                                                       --------------------  --------------------------------  ---------------
Total Distributions                                                  (0.15)                            (0.30)           (0.33)
                                                       --------------------  --------------------------------  ---------------
Net asset value at end of period                       $              4.95   $                          4.83   $         4.76
                                                       ====================  ================================  ===============
Total return                                                          5.64%                             8.24%            4.04%

Ratios/supplemental data
Net assets ($000), end of period                       $             1,288   $                         1,092   $        1,201
Ratio of expenses to average net assets                               0.19%                             0.47%            0.63%
Ratio of net investment income to average net assets                  3.06%                             6.85%            5.96%
Portfolio turnover rate                                                  0%                               51%              75%







                                                          1995      1994   (Incepetion) to 11/30/93
                                                       --------  --------  --------------------------
Net asset value at beginning of period                 $  4.39   $  5.03   $                    5.00
                                                       --------  --------  --------------------------
     Income from investment operations
     Net investment income                                0.24      0.25                        0.16
     Net gains or losses on securities
          (both realized and unrealized)                  0.52     (0.64)                       0.04
                                                       --------  --------  --------------------------
Total From Investment Operations                          0.76     (0.39)                       0.20
                                                       --------  --------  --------------------------
      Less distributions
     Dividends (from net investment income)
     Non-taxable                                        (0.236)    (0.25)                     (0.167)
     Taxable                                            (0.004)        -                           -
Distributions (from capital gains)                        0.00      0.00                      (0.003)
                                                       --------  --------  --------------------------
Total Distributions                                      (0.24)    (0.25)                      (0.17)
                                                       --------  --------  --------------------------
Net asset value at end of period                       $  4.91   $  4.39   $                    5.03
                                                       ========  ========  ==========================
Total return                                             17.69%   (8.24)%                       4.86%

Ratios/supplemental data
Net assets ($000), end of period                       $ 1,096   $ 1,456   $                   1,662
Ratio of expenses to average net assets                   0.54%     0.41%                       0.35%
Ratio of net investment income to average net assets      5.15%     5.48%                       3.28%
Portfolio turnover rate                                     77%       74%                         36%



For each of the above periods, all or a portion of the operating expenses were Waived. If these costs had not been waived, the resulting increases to expenses Per share in each of the above periods would be $.01,$.03,$.03,$0.22,$0.13, and $.03 respectively. The increase to the ratio of expenses to average monthly net assets would be .29%,.63%,.70%,.60%,.51%, and 26%,respectively. *not annualized










STATEMENT  OF  ASSETS  AND  LIABILITIESSTATEMENT  OF  ASSETS  AND  LIABILITIES

For  the  Six  Months  Ended  May  31,  1998






Assets
    Bond investments (cost $1,181,157)                             $1,215,174            -
     Cash                                                              44,561            -
     Interest receivable                                               26,523            -
     Insurance deposit                                                    400            -
              Total Assets                                                       1,286,658
                                                                                -----------

Liabilities
 Other Liabilities                                                     (1,460)           -
              Total Liabilities                                                     (1,460)
                                                                                -----------
Net Assets                                                                      $1,288,118
                                                                                ===========

Fund shares outstanding
Analysis of Net Assets                                                             260,168
  Paid in capital (unlimited shares     authorized , without par)  $1,335,925            -
     Accumulated net realized gain (loss) on investments              (81,816)           -
  Unrealized net appreciation on investments                           34,009

    Net Assets applicable to Fund shares outstanding                             1,288,118
                                                                                ===========

Net Asset Value, Offering and Redemption price per share                        $     4.95
                                                                                ===========


SEXTANT  BOND  INCOME  FUNDSEXTANT  BOND  INCOME  FUND
1998  Semi-Annual  Report
STATEMENT OF  OPERATIONSSTATEMENT  OF OPERATIONS  (GRAPHIC  OMITTED) For the six
months ended May 31, 1998





Investment income                                                               -        -
     Interest income                                         $41,146
     Amortization of bond premiums                              (904)
     Accretion                                                    31
                                                             --------
          Gross investment income                                      $40,273
Expenses
     Investment adviser and administration fee                 3,706
     Professional fees                                         1,248
     Filing and registration fees                                504
     Printing and postage                                        292
     Other expenses                                              370
                                                             --------
     Total gross expenses                                      6,120
                                                             --------
          Less advisory fee waived                            (3,706)
                                                             --------
               Net expenses                                              2,414
                                                                       -------
               Net investment income                                    37,859
                                                                       -------
Net realized gain on investments
     Proceeds from sales                                           -
     Less cost of securities sold based on identified cost         -
                                                             --------
          Realized net gain (loss)                                           -
                                                                       -------
Unrealized gain (loss) on investments
     End of period                                            34,009
     Beginning of period                                       3,969
                                                             --------
     Increase in unrealized gain for the period               30,040
                                                             --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $67,899
                                                                                   =======



STATEMENT  OF  CHANGES  IN  NET  ASSETS  STATEMENT  OF  CHANGES  IN NET ASSETS





-                                                          Period ended May 31, 1998    Year ended Nov. 30, 1997
                                                           ---------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income                                 $                   37,859   $                  73,291
                                                                                    -                     (11,717)
      Net realized gain (loss) on investments
                                                                               30,040                      26,604
                                                           ---------------------------  --------------------------
     Net increase in unrealized appreciation
                                                                               67,899                      88,178
                                                           ---------------------------  --------------------------
     Net increase in net assets from operations

Dividends to Shareowners From:
                                                                              (37,582)                    (73,332)
       Net investment income
                                                                                    -                           -
                                                           ---------------------------  --------------------------
      Capital gains distributions
                                                                              (37,582)                    (73,332)
                                                           ---------------------------  --------------------------

Fund Share Transactions:
                                                                              187,798                      65,272
     Proceeds from sales of shares
                                                                               36,777                      71,910
                                                           ---------------------------  --------------------------
     Value of shares issued in reinvestment of dividends
                                                                              224,575                     137,182
                                                                              (59,013)                   (260,712)
                                                           ---------------------------  --------------------------
     Cost of shares redeemed
                                                                              165,562                    (123,530)
                                                           ---------------------------  --------------------------
     Net increase in net assets from share transactions
                                                                              195,879                    (108,684)
Total increase in net assets

NET ASSETS
                                                                            1,092,239                   1,200,923
                                                           ---------------------------  --------------------------
     Beginning of period
                                                           $                1,288,118   $               1,092,239
                                                           ===========================  ==========================
     End of period

Shares of the Fund Sold and Redeemed
                                                                               38,396                      14,054
     Number of shares sold
                                                                                7,491                      15,448
                                                           ---------------------------  --------------------------
     Number of shares issued in reinvestment of dividends
                                                                               45,887                      29,502
                                                                              (12,067)                    (55,536)
                                                           ---------------------------  --------------------------
     Number of shares redeemed

                                                                               33,820                     (26,034)
                                                           ===========================  ==========================
Net Increase (decrease) in Number of Shares Outstanding


SEXTANT  GROWTH  FUNDSEXTANT  GROWTH  FUND
1998  Semi-Annual  Report
(GRAPHIC  OMITTED)
INVESTMENTS





Issue                            Number of Shares  Cost      Market Value
Common Stocks
BANKING (9.7%)
Washington Mutual Savings Bank              3,000  $ 44,124  $     211,875
CONSTRUCTION (1.6%)
Butler Manufacturing                        1,000    31,071         35,000
COMPUTERS  (9.2%)
Adobe Systems                               1,200    50,490         47,925
Award Software International*               2,500    29,148         29,063
3Com*                                       1,225    29,726         31,084
Hewlett-Packard                               800    42,650         49,700
Oracle*                                     1,800    37,879         42,525
                                                   --------  -------------
SUB-TOTAL                                           189,894        200,297
ELECTRONICS (3.9%)
FLIR Systems*                               2,500    27,611         46,875
Motorola                                      700    40,511         37,100
                                                   --------  -------------
SUB-TOTAL                                            68,122         83,975
INVESTMENTS (15.1%)
McDonald & Co.                              6,000    94,957        180,000
Schwab, Charles                             4,537     9,117        149,721
                                                   --------  -------------
SUB-TOTAL                                           104,074        329,721
MACHINERY (3.0%)
Regal Beloit                                2,000    52,106         65,250
MEDICAL (9.8%)
Affymetrix*                                 1,000    26,863         26,875
Atria Communities*                          3,500    49,091         61,688
Genentech*                                  1,000    37,225         69,000
Ligand Pharmaceuticals*                     4,000    49,132         55,750
                                                   --------  -------------
SUB-TOTAL                                           162,311        213,313
METAL ORES (1.6%)
Cyprus Amax Minerals                        2,200    54,541         34,925
OIL & GAS PRODUCTION (6.0%)
Atlantic Richfield                            900    51,620         70,987
Noble Drilling*                             2,000    14,212         59,000
                                                   --------  -------------
SUB-TOTAL                                            65,832        129,987
PAPER & PRODUCTS (2.3%)
Boise Cascade                               1,500    47,431         50,063
POLLUTION CONTROL (1.8%)
Ionics*                                       900    36,864         40,275
RETAIL (4.5%)
Albertson's                                 1,200    26,255         55,575
Meyer (Fred)*                               1,000    46,461         43,000
                                                   --------  -------------
SUB-TOTAL                                          $ 72,716         98,575

SEXTANT  GROWTH  FUNDSEXTANT  GROWTH  FUND
1998  Semi-Annual  Report
(Graphic  Omitted)
INVESTMENT,  CONT.





ISSUE                                      Number of Shares  Cost        Market Value
TRANSPORTATION (12.8%)
Airborne Freight                                      4,000      43,332        149,000
Fritz Companies*                                      4,000      51,640         52,000
Halter Marine Group*                                    834       9,967         15,637
Trinity Industries                                      800      22,658         38,200
Wisconsin Central Transport*                          1,000      32,250         23,437
                                                             ----------  -------------
SUB-TOTAL                                                       159,847        278,274
UTILITIES (2.0%)
Washington Water Power                                2,000      37,078         43,250
                                                             ----------  -------------
TOTAL INVESTMENTS (83.2%)                                    $1,126,011  $   1,814,783
                                                             ==========  =============
Other Assets (net of liabilities) (16.8%)                                      365,765
                                                                         -------------
TOTAL NET ASSETS (100%)                                                  $   2,180,548
                                                                         =============

*  non-income  producing





FINANCIAL  HIGHLIGHTS



Selected data per share of capital stock outstanding throughout the period:

                                                                   Six Months Ended          For Year Ended November 30,



-                                            May 31, 1998    1997     1996     1995     1994     1993
                                             -------------  ------  -------  -------  -------  -------
Net asset value at beginning of period                              $ 9.58   $ 7.92   $ 7.42   $ 5.82   $ 6.38   $ 5.93
                                                                    -------  -------  -------  -------  -------  -------
     Income From Investment Operations
     Net Investment Income                           0.00    0.01     0.00    (0.03)   (0.03)    0.01
     Net gains or losses on securities
          (both realized and unrealized)            (0.10)   2.41     0.50     1.82    (0.53)    0.45
                                             -------------  ------  -------  -------  -------  -------
Total From Investment Operations                                     (0.10)    2.40     0.50     1.79    (0.56)    0.46
     Less Distributions
     Dividends (from net investment income)          0.00   (0.01)    0.00     0.00     0.00    (0.01)
     Distributions (from capital gains)              0.00   (0.73)    0.00    (0.19)    0.00     0.00
                                             -------------  ------  -------  -------  -------  -------
Total Distributions                                                   0.00    (0.74)    0.00    (0.19)    0.00    (0.01)
                                                                    -------  -------  -------  -------  -------  -------
Net asset value at end of period                                    $ 9.48   $ 9.58   $ 7.92   $ 7.42   $ 5.82   $ 6.38

Total Return                                                          1.04%   30.30%    6.74%   30.76%    8.78%    7.76%

Ratios / Supplemental Data
-------------------------------------------
Net assets ($000), end of period                                    $2,182   $2,188   $1,616   $1,137   $1,010   $1,425
Ratio of expenses to average net assets                               0.45%    1.04%    0.95%    1.63%    1.50%    1.40%
Ratio of net investment income to
average net assets                                  -0.03%  -0.12%    0.01%    0.45%    0.43%    0.15%
Portfolio turnover rate                                                  8%      25%      32%      40%      12%      25%

      For  1996,  1995  and  1993,  all or a portion of the operating expenses were waived.  If these costs had not been waived,
      the resulting  increase to expenses per share in each of these years would be $.00,  $.01,  and  $.01,  respectively.  The  increase  to the  ratio of expenses  to average  net assets  would  have been .00%,  .18%,  and 0.21%, respectively.

SEXTANT  GROWTH  FUNDSEXTANT  GROWTH  FUND
1998  Semi-Annual  Report
STATEMENT  OF  ASSETS  AND  LIABILITIES
(GRAPHIC  OMITTED)





For the six months ended May 31, 1998                                                    -        -
Assets
     Investments (cost $1,126,011)                               $1,814,780
     Cash                                                           365,064
     Interest receivable                                              1,261
     Insurance reserve premium                                        1,214
                                                                 ----------
          Total Assets                                                       $2,182,319
                                                                             ----------

Liabilities
     Other Liabilities                                                1,771
                                                                 ----------
          Total Liabilities                                                       1,771
                                                                             ----------

Net Assets                                                                    2,180,548
                                                                             ==========

Fund shares outstanding                                                                     229,900

Analysis of Net Assets
     Paid in capital (unlimited shares authorized, without par)               1,487,602
     Accumulated net realized gain (loss) on investments                          4,177
     Unrealized net appreciation on investments                                 688,769
                                                                             ----------
          Net Assets applicable to Fund shares outstanding                    2,180,548
                                                                             ==========

Net Asset Value, Offering and Redemption price per share                     $     9.48
                                                                             ==========



STATEMENT  OF  OPERATIONS
For  the  six  months    ended  May  31,  1998
(Graphic  Omitted)






Investment income
     Dividend Income                                         $  9,233
                                                             --------
          Gross investment income                                      $   9,233
Expenses
     Investment adviser and administration fee                  5,957
     Professional fees                                          2,193
     Filing and registration fees                                 771
     Printing and postage                                         560
     Other expenses                                               502
                                                             --------
     Total gross expenses                                                  9,983
          Net investment income                                             (750)
                                                                       ----------
Net realized gain on investments
     Proceeds from sales                                      314,090
     Less cost of securities sold based on identified cost    309,843
                                                             --------
          Realized net gain (loss)                                         4,247
Unrealized gain on investments
     End of period                                            688,769
     Beginning of period                                      714,030
                                                             --------
     Increase in unrealized gain for the period                          (25,261)
                                                                       ----------
Net realized and unrealized gain (loss) on investments                   (21,014)
                                                                       ----------
Net increase in net assets resulting from operations                    ($21,764)
                                                                       ==========



SEXTANT  GROWTH  FUNDSEXTANT  GROWTH  FUND
1998  Semi-Annual  Report
STATEMENT  OF  CHANGES  IN  NET  ASSETS
(Graphic  Omitted)STATEMENT  OF  CHANGES  IN  NET  ASSETS






-                                                     Period ended    Year ended
-                                                     May 31, 1998    Nov. 30, 1997
                                                      --------------  ---------------
INCREASE IN NET ASSETS
Operations:
Net investment Income                                 $        (750)  $       (2,493)
Net realized gain (loss) on investments                       4,247          171,838
Net increase in unrealized appreciation                     (25,261)         315,222
                                                      --------------  ---------------
Net increase  in net assets from operations                  21,764          484,567
                                                      --------------  ---------------

Dividends to Shareowners From:
Net investment income                                             -           (1,105)
Capital gains distributions                                       -         (162,378)
                                                      --------------  ---------------
                                                                  -         (163,483)
                                                      --------------  ---------------
Fund Share Transactions:
                                                            212,479          407,623
Proceeds from sales of shares
Value of shares issued in reinvestment of dividends               -          161,233
                                                      --------------  ---------------
                                                            212,479          568,856
                                                           (198,534)        (317,129)
                                                      --------------  ---------------
Cost of shares redeemed
Net Increase in net assets from share transactions           13,945          251,727
                                                      --------------  ---------------
                                                             (7,819)         572,811
Total increase in net assets

NET ASSETS
                                                          2,188,367        1,615,556
                                                      --------------  ---------------
Beginning of period
                                                      $   2,180,548   $    2,188,367
                                                      ==============  ===============
End of period

Shares of the Fund Sold and Redeemed
Number of shares sold                                        21,938           45,282
Number of shares issued in reinvestment of dividends              -           16,830
                                                      --------------  ---------------
                                                             21,938           62,112
Number of shares redeemed
                                                            (20,282)         (37,742)
                                                      --------------  ---------------
Net Increase (decrease) in
                                                              1,656           24,370
                                                      ==============  ===============
Number of Shares Outstanding


SEXTANT  INTERNATIONAL  FUND
1998  Semi-Annual  Report
INVESTMENTS
(GRAPHIC  OMITTED)INVESTMENTS





Issue                              Number of Shares  Cost    Market Value  Country
Common Stocks
Banking and Financial (19.6%)
Australia & New Zealand Bank ADR                500  10,875        17,656  Australia
Aegon NV ADR                                    612  11,512        48,539  Netherlands
Banco Bilbao Vizcaya ADS                      1,200  15,505        60,900  Spain
Hutchison Whampoa ADR                           500  17,826        13,188  Hong Kong
ING Groep N.V. Ads                              400  18,258        27,300  Netherlands
Toronto Dominion Bank                           700  18,159        31,369  Canada
                                   ----------------  ------  ------------
SUB-TOTAL                                     3,912  92,135       198,952

Building Materials (3.6%)
C R H plc ADR                                   300  15,661        22,275  Ireland
Hanson plc ADR                                  500  12,090        14,781  United Kingdom
                                   ----------------  ------  ------------
SUB-TOTAL                                       800  27,751        37,056

Chemicals (2.8%)
Phone Poulenc SA ADR                            508  15,859        27,940  France

Computers  (7.7%)
Business Objects SA ADS*                      2,000  19,570        33,813  France
Dassault Systems SA ADR                         400  13,875        18,700  France
Olicom A/S                                      900  16,245        25,819  Denmark
                                   ----------------  ------  ------------
SUB-TOTAL                                     3,300  49,690        78,332

Consumer Products (3.4%)
Gucci Group NV                                  200  10,925         9,075  Italy
Coca Cola FEMSA S.A. ADR                      1,500   9,750        25,500  Mexico
                                   ----------------  ------  ------------
SUB-TOTAL                                     1,700  20,675        34,575

Closed End Country Funds (6.1%)
Austria Fund                                  1,000   7,923        13,375  Austria
New Germany Fund                              1,173  12,417        21,701  Germany
Irish Investment Fund                           900  10,238        20,363  Ireland
Singapore Fund                                1,000  13,777         6,625  Singapore
                                   ----------------  ------  ------------
SUB-TOTAL                                     4,073  44,355        62,064

Electrical Equipment  (1.6%)
ABB AB ADR                                      100  10,000        16,150  Sweden

Medical-Drugs (5.6%)
Glaxo Wellcome plc ADR                          400   9,800        21,575  United Kingdom
Novo-Nordisk A/S ADR                            450  14,702        35,325  Denmark
                                   ----------------  ------  ------------
SUB-TOTAL                                       850  24,502        56,900

Metals & Mining (3.4%)
Broken Hill Proprietary ADR                     400  11,700         6,875  Australia
Potash Corp of Saskatchewan                     200  14,675        17,212  Canada
Rio Tinto plc ADS                               200  11,375        10,100  United Kingdom
                                   ----------------  ------  ------------
SUB-TOTAL                                       800  37,750        34,187


SEXTANT  INTERNATIONAL  FUND
1998  Semi-Annual  Report
INVESTMENTSINVESTMENTS
(GRAPHIC  OMITTED)





Issue                                     Number of Shares  Cost     Market Value   Country
Oil & Gas Production (7.6%)
Numac Energy                                         2,000    8,853          7,000  Canada
Petroleum Geo-Services A/S                             500   10,979         32,750  Norway
Total S.A. ADR                                         307    8,813         19,130  France
YPF SA ADS                                             600   12,345         18,675  Argentina
                                          ----------------  -------  -------------
SUB-TOTAL                                            3,407   40,990         77,555

Paper Products (3.1%)
Abitibi-Consolidated                                   800   11,847         10,900  Canada
Fletcher Challenge Forests ADR                       2,024   15,778         12,903  New Zealand
Fletcher Challenge Paper ADR                           600   12,623          7,875  New Zealand
                                          ----------------  -------  -------------
SUB-TOTAL                                            3,424   40,248         31,678

Photographic Equipment (3.6%)
Canon  ADR                                           1,000   23,427         23,500  Japan
Fuji Photo Film ADR                                    400   10,050         13,500  Japan
                                          ----------------  -------  -------------
SUB-TOTAL                                            1,400   33,477         37,000

Real Estate (2.9%)
Intrawest                                            1,500   26,218         29,718  Canada

Telecommunications (16.3%)
BCE Inc                                                900   15,830         41,456  Canada
British Sky Broadcasting ADS                           300   11,063         12,675  United Kingdom
Cable & Wireless plc ADS                               600   13,021         20,813  Hong Kong
PT Indosat ADR                                       1,000   20,952         14,125  Indonesia
Telebras ADS                                           300   15,051         31,950  Brazil
Telecom Corp New Zealand ADS                           300   10,050         10,969  New Zealand
Telefonica de Espana ADS                               250   10,250         33,625  Spain
                                          ----------------  -------  -------------
SUB-TOTAL                                            3,650   96,217        165,613

Transportation (7.0%)
British Airways ADS                                    150   10,931         15,713  United Kingdom
Canadian Pacific Ltd.                                  500    8,164         14,531  Canada
Daimler-Benz ADS                                       250   16,406         24,719  Germany
Desc SA ADR                                            700   19,649         15,838  Mexico
                                          ----------------  -------  -------------
SUB-TOTAL                                            1,600   55,150         70,801

Utilities-Electric (1.0%)
Enersis S.A. ADR                                       400   10,100         10,150  Chile

Utilities-Gas (1.6%)
Transport de Gas del Sur SA ADR                      1,500   18,807         16,031  Argentina


Total Investments (96.9%)                           32,924  643,924        984,702
Other Assets (net of liabilities) (3.1%)                                    31,178
                                                                     -------------
Total Net Assets (100%)                                              $   1,015,880
                                                                     =============


SEXTANT  INTERNATIONAL  FUND
1998  Semi-Annual  Report
Selected  data  per  share of capital stock outstanding throughout the period:
(GRAPHIC  OMITTED)
FINANCIAL  HIGHLIGHTS





-                                                                    Period Ended    Year Ended      Year ended

-                                                                    May. 31, '98    Nov. 30, '97    Nov. 30, '96
                                                                     --------------  --------------  --------------
NET ASSET VALUE AT BEGINNING OF PERIOD                               $        6.61   $        5.87   $        4.99
                                                                     --------------  --------------  --------------
   INCOME FROM INVESTMENT OPERATIONS                                             -               -               -
   Net investment income                                                      0.03            0.06            0.03
   Net gains or losses on securities (both realized and unrealized)           1.20            0.74            0.88
                                                                     --------------  --------------  --------------
Total from investment operations                                              1.23            0.80            0.91
                                                                     --------------  --------------  --------------
   LESS DISTRIBUTIONS                                                            -               -               -
Dividends (from net investment income                                         0.00           (0.06)          (0.03)
Distributions (from capital gains)                                            0.00            0.00            0.00
                                                                     --------------  --------------  --------------
Total distributions                                                           0.00           (0.06)          (0.03)
                                                                     --------------  --------------  --------------
NET ASSET VALUE AT END OF PERIOD                                     $        7.84   $        6.61   $        5.87
                                                                     ==============  ==============  ==============
TOTAL RETURN                                                                 18.61%          13.58%          18.16%
RATIOS/SUPPLEMENTAL DATA                                                         -               -               -
Net assets ($000), end of period                                     $       1,017   $         881   $         695
Ratio of expenses to average net assets                                       0.64%           1.51%           1.80%
Ratio of net investment income to average net assets                          0.47%           0.93%           0.60%
Portfolio turnover rate                                                          3%              9%             11%





-                                                                    Sept. 28, '95
                                                                      (Inception) to
-                                                                    Nov. 30, '95*
                                                                     ----------------
NET ASSET VALUE AT BEGINNING OF PERIOD                               $          5.00
                                                                     ----------------
   INCOME FROM INVESTMENT OPERATIONS                                               -
   Net investment income                                                       (0.02)
   Net gains or losses on securities (both realized and unrealized)             0.01
                                                                     ----------------
Total from investment operations                                               (0.01)
                                                                     ----------------
   LESS DISTRIBUTIONS                                                              -
Dividends (from net investment income                                           0.00
Distributions (from capital gains)                                              0.00
                                                                     ----------------
Total distributions                                                             0.00
                                                                     ----------------
NET ASSET VALUE AT END OF PERIOD                                     $          4.99
                                                                     ================
TOTAL RETURN                                                                  (0.20)%
RATIOS/SUPPLEMENTAL DATA                                                           -
Net assets ($000), end of period                                     $           328
Ratio of expenses to average net assets                                         0.49%
Ratio of net investment income to average net assets                            0.38%
Portfolio turnover rate                                                           12%



For the 1996 year and the period ended Nov. 1995, all or a portion of the operating expenses were waived.  If costs had  not  been  waived  and  directly  assumed,  the
resulting  increase  to  expenses  per  share  in  these  periods  would  have  been  $.03
and  $.01,  respectively.    The  increase  to  the  ration  of  expenses  to  average  monthly net  assets  would  be  .50%  and  .21%,  respectively.
*not  annualized

SEXTANT  INTERNATIONAL  FUND
1998  Semi-Annual  Report
STATEMENT  OF  ASSETS  AND  LIABILITIES
FOR  THE  SIX  MONTHS  ENDED  MAY  31,  1998





ASSETS                                                                       -            -
   Common stock investments (cost $643,924)                            984,700            -
    Cash                                                                26,886            -
    Dividends receivable                                                 5,103            -
                                                                       --------
               Total Assets                                                  -   $1,016,689
                                                                                 ----------
LIABILITIES
     Payable to affiliate                                                  809            -
                                                                       --------
     Total liabilities                                                                  809
                                                                                 ----------
Net assets                                                                   -   $1,015,880
---------------------------------------------------------------------  --------  ==========
Fund Shares Outstanding                                                      -            -
---------------------------------------------------------------------  --------
ANALYSIS OF NET ASSETS                                                       -            -
    Paid in capital  (unlimited shares authorized, without par value)  682,236            -
    Accumulated net realized gain (loss) on investments                 (7,132)
    Unrealized net appreciation on investments                         340,776
                                                                       --------
    Net Assets applicable to Fund shares outstanding                         -   $1,015,880
                                                                                 ==========

NET ASSET VALUE , OFFERING AND REDEMPTION PRICE PER SHARE                    -   $     7.84
                                                                                 ==========




STATEMENT  OF  OPERATIONS
FOR  THE  SIX  MONTHS  ENDED  MAY  31,  1998





INVESTMENT INCOME                                                         -         -
    Dividends (net of foreign tax)                                 $ 10,692
                                                                   --------
             Net investment income                                        -  $ 10,692
EXPENSES
     Investment adviser and administration fee                        4,269
     Professional fees                                                  854
     Filing and registration fees                                       443
     Printing and postage                                               281
     Other expenses                                                 ____321
                                                                   --------
                Total gross expenses                                      -     6,168
                                                                             --------
                Net investment income                                     -     4,524
                                                                             --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
      Proceeds from sales                                            30,436
      Less cost of securities sold based on identified cost          23,715
                                                                   --------
Realized net gain (loss)                                                  -     6,721
UNREALIZED GAIN (LOSS) ON INVESTMENTS
      End of period                                                 340,776
      Beginning of period                                           189,878
                                                                   --------
         Increase in unrealized gain for the period                       -   150,898
                                                                             --------
          Net realized and unrealized gain (loss) on investments          -   157,619
                                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      -
                                                                             $162,143
                                                                             ========



SEXTANT  INTERNATIONAL  FUND
1998  Semi-Annual  Report
STATEMENT  OF  CHANGES  IN  NET  ASSETS  STATEMENT  OF  CHANGES  IN NET ASSETS





-                                                        Six Months ended    Year ended
-                                                        May 31, 1998        Nov 30, 1997
                                                         ------------------  --------------
INCREASE IN NET ASSETS
OPERATIONS:
      Net investment Income                              $           4,524   $       7,829
  Net realized gain (loss) on investments                            6,721          (7,500)
      Net increase  in unrealized appreciation                     150,898          93,292
                                                         ------------------  --------------
            Net increase in net assets from operations             162,143          93,621
DIVIDENDS TO SHAREOWNERS FROM:                                           -               -
                                                                                    (7,831)
     Net investment income                                               0
    Capital gains distributions                                   _______0        _______0
                                                         ------------------  --------------
                                                                                    (7,831)
                                                                             --------------
-                                                                        0
FUND SHARE TRANSACTIONS:
                                                                    49,405         274,408
  Proceeds from sales of shares
  Value of shares issued in reinvestment of dividends                                7,831
                                                                             --------------
                                                                  _______0
                                                         ------------------
                                                                    49,405         282,239
-
                                                                   (76,822)       (182,369)
                                                         ------------------  --------------
  Cost of shares redeemed
  Net increase in net assets from share transactions               (27,417)         99,870
                                                         ------------------  --------------
                                                                   134,726         185,660
TOTAL INCREASE IN NET ASSETS
NET ASSETS
                                                                   881,154         695,494
                                                         ------------------  --------------
   Beginning of period

   End of period                                         $       1,015,880   $     881,154
                                                         ==================  ==============
SHARES OF THE FUND SOLD AND REDEEMED
                                                                     6,685          41,860
   Number of shares sold
   Number of shares issued in reinvestment of dividends                              1,184
                                                                             --------------
                                                                  _______0
                                                         ------------------
-                                                                    6,685          43,044
                                                         ------------------  --------------
                                                                   (10,408)        (28,196)
   Number of shares redeemed
NET INCREASE (DECREASE) IN
                                                                    (3,723)         14,848
                                                         ==================  ==============
   NUMBER OF SHARES OUTSTANDING


(Graphic Omitted)
NOTES  TO  FINANCIAL  STATEMENTS
1998  Semi-Annual  Report

NOTE  1  -  ORGANIZATION
Saturna Investment Trust (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series invest-ment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the "Funds"), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

NOTE  2-SIGNIFICANT  ACCOUNTING  POLICIES
The following is a summary of the sig-nificant accounting policies followed by the Funds.

INVESTMENTS:
Securities traded on a national ex-change or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quo-tations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and ad-justed by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities trans-actions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

INCOME  AND  EXPENSES:
Interest income is reduced by the amortization of bond premiums, on a con-stant yield-to-maturity basis from pur-chase date to maturity. Interest income is increased by accretion only for bonds underwritten as original issue discounts. Market dis-counts are recorded as realized gains upon disposition.
Cash  dividends  from  equity  secu-
rities  are  recorded  as  income  on  the  ex-div-idend  date.

Expenses incurred by the Trust on be-half of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. The Adviser has agreed to certain limits on ex-penses, as described below.

INCOME  TAXES:
The Funds have elected to be taxed as regulated investment companies under the Internal Revenue Code and distribute sub-stantially all of their taxable net invest-ment income and realized net gains on in-vest-ments. Therefore, no provision for Federal income taxes is required.

DIVIDENDS  AND  DISTRIBUTIONS  TO  SHAREOWNERS:
Dividends and distributions to share-owners are recorded on the ex-dividend date. For the Sextant Short-Term Bond Fund and Sextant Bond Income Fund, dividends are paid daily and distributed on the last business day of each month. For the Sextant Growth Fund and Sextant International Fund, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions pur-chase additional shares at the net asset value on the payable date.

NOTE  3-TRANSACTIONS  WITH  AFFILIATED  PERSONS
Under a contract approved by shareowners on September 28, 1995, (the "Contract"), Saturna Capital Corporation provides investment ad-vi-sory services and certain other adminis-tra-tive and distribution services to conduct Trust busi-ness. Each of the Funds pays the Adviser an Investment Advisory and Administrative Services Fee (the "Base Fee") of .60% of average net assets per annum, payable monthly. The Base Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified index (the "Performance Adjustment"). No performance adjustment is applicable during the first year any Agreement is in place. The Adviser has voluntarily undertaken to limit expenses of Sextant Bond Income Fund and Sextant Short-Term Bond Fund to 0.60% through March 31, 1999 and waives its investment advisory and administrative fee as to either Fund completely so long as assets of that Fund are less than $2 million.

(Graphic Omitted)

NOTES  TO  FINANCIAL  STATEMENTS
1998  Semi-Annual  Report

For the six months ended May 31, 1998, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $3,706 and $5,957, respectively. Sextant International Fund incurred advisory expenses of $4,296 and Sextant Short-Term Bond Fund incurred advisory expenses of $6,483.

In accordance with the expense waiver noted above, for the six months ended May 31, 1998, Saturna Capital waived $4,057 of the Sextant Short-Term Bond Fund advisory fee and $3,706 of that of Sextant Bond Income Fund.

In accordance with the Funds' agreement with their custodian bank, National City Bank, for the six months ended May 31, 1998, custodian fees of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund and Sextant International Fund, amounted to $1,079, $240, $1,122 and $1,313, respectively. Bank earnings credits eliminated these charges.

One trustee, who also serves as the president of the Trust, is a di-rector and president of the Adviser. Unaffiliated trustees receive $100 per Board or committee meeting attended. On May 31, 1998, trustees, officers and their immediate families as a group owned 17%, 25% 17% and 28% of the outstanding shares of Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund and Sextant International Fund, respectively.

The Trust acts as a distributor of its own shares, except in those states in which Investors National Corporation (a sub-si-diary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as dis-tributor without compensation.

Investors National Corporation is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,197 and $287, respectively in commissions at deep discount rates during the six months ended May 31, 1998.

Note  4-Investments
At May 31, 1998, the net unrealized appreciation of investments for Sextant Bond Income Fund of $34,009 comprised net unrealized gains of $34,009 and unrealized losses of $0. Additionally, the net unrealized appreciation of investments for Sextant Growth Fund, Sextant Short-Term Bond Fund and Sextant International Fund were $688,769, $9,300, and $340,776, which consist of gains of $726,718,
$12,992,  and  $384,351,  and  unrealized  losses  of  ($37,949),($3,692),   and
($43,575), respectively.

During the six months ended May 31, 1998, Sextant Short-Term Bond Fund purchased $522,789 of securities and sold $919,226. Comparable figures for Bond Income Fund are $171,563 and $0, for Growth Fund $133,934 and $314,090, and for International fund $25,830 and $30,436. Included in the above amounts for Sextant Short-Term Bond Fund and Sextant Bond Income Fund are purchases of $0 and $0, and sales of $102,859 and $0 of U.S. Government securities, respectively.



SATURNA  CAPITAL
MUTUAL  FUNDS

1300  No.  State  Street
Bellingham  WA  98225-4730MUTUAL  FUNDSSEXTANT  INTERNATIONAL  FUND


800/SATURNA
 (800/728-8762)
www.saturna.com
---------------

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Trust. The Sextant Funds are series of Saturna Investment Trust



Sextant
Mutual  Funds

                         SHORT-TERM BOND SHORT-TERM BOND
                                                        BOND INCOMEBOND INCOME
                                                                  GROWTHGROWTH
                           INTERNATIONALINTERNATIONAL

                              SEMI-ANNUAL REPORT
                                 MAY 31, 1998